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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/ Michael C. Neus                  New York, NY               August 13, 2009
------------------------           -------------------          ----------------
     [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       1
                                                           ---------------

Form 13F Information Table Entry Total:                                 55
                                                           ---------------

Form 13F Information Table Value Total:                         $1,363,516
                                                           ---------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         --------                   ------------------------

         1.                         Richard C. Perry.

                                                         Perry Corp
                                                 Form 13F Information Table
                                                Quarter ended June 30, 2009



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE     SHARES OR
                            TITLE OF        CUSIP         (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS          NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc           COM         017361106     $1,975       77,000 SH                    Shared     1         77,000
------------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co
Holdings Ltd                   SHS         G0219G203     $10,028     245,600 SH                    Shared     1        245,600
------------------------------------------------------------------------------------------------------------------------------------
American Superconductor
Corp                           COM         030111108     $5,906      225,000 SH                    Shared     1        225,000
------------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp          COM         036115103     $21,546   2,700,000 SH                    Shared     1      2,700,000
------------------------------------------------------------------------------------------------------------------------------------
Atheros Communications
Inc                            COM         04743P108     $9,620      500,000 SH                    Shared     1        500,000
------------------------------------------------------------------------------------------------------------------------------------
                               SPONSORED
BHP Billiton Ltd               ADR         05545E209     $25,230     555,000 SH                    Shared     1        555,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                  COM         172967101     $29,762  10,021,000 SH  PUT               Shared     1     10,021,000
------------------------------------------------------------------------------------------------------------------------------------
Coinstar Inc                   COM         19259P300     $3,338      125,000 SH                    Shared     1        125,000
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc        COM         205862402     $25,650   3,000,000 SH                    Shared     1      3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Data Domain Inc                COM         23767P109     $20,605     617,300 SH  PUT               Shared     1        617,300
------------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp           COM         243537107     $31,622     450,000 SH                    Shared     1        450,000
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc                       COM         24702R101     $74,142   5,400,000 SH                    Shared     1      5,400,000
------------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp           COM NEW     25811P886     $313        125,000 SH                    Shared     1        125,000
------------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG
Inc                            CL A        26153C103     $5,518      200,000 SH                    Shared     1        200,000
------------------------------------------------------------------------------------------------------------------------------------
E*Trade Financial Corp         COM         269246104     $7,998    6,200,000 SH                    Shared     1      6,200,000
------------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty
Holdings                       SHS         G30397106     $209,236  7,141,146 SH                    Shared     1      7,141,146
------------------------------------------------------------------------------------------------------------------------------------
GT Solar International Inc     COM         3623E0209     $2,936      550,887 SH                    Shared     1        550,887
------------------------------------------------------------------------------------------------------------------------------------
Healthspring Inc               COM         42224N101     $30,408   2,800,000 SH                    Shared     1      2,800,000
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc                     COM         444859102     $85,489   2,650,000 SH                    Shared     1      2,650,000
------------------------------------------------------------------------------------------------------------------------------------
IBERIABANK Corp                COM         450828108     $394         10,000 SH                    Shared     1         10,000
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications
Hold                           CL A        44930K108     $687      1,108,489 SH                    Shared     1      1,108,489
------------------------------------------------------------------------------------------------------------------------------------
ITT Corp                       COM         45068B109     $27,682     275,000 SH                    Shared     1        275,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE     SHARES OR
                            TITLE OF        CUSIP         (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS          NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson              COM         478160104     $31,436     553,458 SH                    Shared     1        553,458
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc           COM         48203R104     $11,800     500,000 SH  PUT               Shared     1        500,000
------------------------------------------------------------------------------------------------------------------------------------
                               SPONS
LG Display Company Ltd.        ADR REP     50186V102     $3,747      300,000 SH                    Shared     1        300,000
------------------------------------------------------------------------------------------------------------------------------------
                               ENT COM
Liberty Media Corp             SER A       53071M500     $8,010      300,000 SH                    Shared     1        300,000
------------------------------------------------------------------------------------------------------------------------------------
LSI Corp                       COM         502161102     $33,060   7,250,000 SH                    Shared     1      7,250,000
------------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica Inc        COM         550021109     $4,837      371,250 SH                    Shared     1        371,250
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp                COM         580135101     $14,373     250,000 SH                    Shared     1        250,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                 COM         594918104     $35,655   1,500,000 SH                    Shared     1      1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Montpelier Re Holdings
Ltd                            SHS         G62185106     $14,545   1,094,400 SH                    Shared     1      1,094,400
------------------------------------------------------------------------------------------------------------------------------------
Myriad Pharmaceuticals
Inc                            COM         62856H107     $3,900      838,800 SH                    Shared     1        838,800
------------------------------------------------------------------------------------------------------------------------------------
NetFlix Inc                    COM         64110L106     $3,101       75,000 SH                    Shared     1         75,000
------------------------------------------------------------------------------------------------------------------------------------
North American Energy
Partners                       COM         656844107     $28,005   4,598,466 SH                    Shared     1      4,598,466
------------------------------------------------------------------------------------------------------------------------------------
Palm Inc                       COM         696643105     $26,528   1,600,000 SH                    Shared     1      1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co                CL A        69840W108     $1,387       27,825 SH                    Shared     1         27,825
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters
Holdings                       COM         G7127P100     $23,037     805,758 SH                    Shared     1        805,758
------------------------------------------------------------------------------------------------------------------------------------
Rambus Inc                     COM         750917106     $1,547      100,000 SH  CALL              Shared     1        100,000
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings
Ltd                            COM         G7496G103     $24,112     518,100 SH  PUT               Shared     1        518,100
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                  UNIT SER 1  78462F103     $45,975     500,000 SH  PUT               Shared     1        500,000
------------------------------------------------------------------------------------------------------------------------------------
                               SBI
Select Sector SPDR TR          INT-FINL    81369Y605     $25,095   2,100,000 SH  PUT               Shared     1      2,100,000
------------------------------------------------------------------------------------------------------------------------------------
Sigma Designs Inc              COM         826565103     $8,106      505,375 SH                    Shared     1        505,375
------------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust                GOLD SHS    78463V107     $27,354     300,000 SH  CALL              Shared     1        300,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust                GOLD SHS    78463V107     $22,795     250,000 SH  PUT               Shared     1        250,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust                GOLD SHS    78463V107     $18,236     200,000 SH                    Shared     1        200,000
------------------------------------------------------------------------------------------------------------------------------------
STEC Inc                       COM         784774101     $28,988   1,250,000 SH                    Shared     1      1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                  COM         87157D109     $32,853     850,000 SH  PUT               Shared     1        850,000
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                  COM         87157D109     $29,768     770,200 SH  CALL              Shared     1        770,200
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                  COM         87157D109     $25,123     650,000 SH                    Shared     1        650,000
------------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings,
Inc.                           COM         893521104     $6,500      150,000 SH                    Shared     1        150,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE     SHARES OR
                            TITLE OF        CUSIP         (IN      PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS          NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Under Armour Inc               CL A        904311107     $1,119       50,000 SH                    Shared     1         50,000
------------------------------------------------------------------------------------------------------------------------------------
Universal American Corp        COM         913377107     $59,394   6,811,233 SH                    Shared     1      6,811,233
------------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc                   COM         92343E102     $31,484   1,700,000 SH                    Shared     1      1,700,000
------------------------------------------------------------------------------------------------------------------------------------
                               *W EXP
Virgin Media Inc               01/10/2011  92769L119     $1           17,349 SH                    Shared     1         17,349
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                          COM         983024100     $101,560  2,237,500 SH                    Shared     1      2,237,500
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                  $1,363,516
(in thousands)
